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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2004
                                               -----------------------


Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Hanawalt Associates LLC
Address:    645 Madison Avenue, 6th Floor
            New York, New York  10022


Form 13F File Number:  28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         Lawrence S. Pidgeon
Title:        Member - Hanawalt Associates LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

  /S/ LAWRENCE S. PIDGEON       NEW YORK, NEW YORK      OCTOBER 25, 2004
  -----------------------       ------------------      ----------------
       [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0
                                             -------------

Form 13F Information Table Entry Total:           35
                                             -------------

Form 13F Information Table Value Total:       $208,062
                                             -------------
                                              (thousands)





List of Other Included Managers:

None

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13F INFORMATION TABLE FOR HANAWALT ASSOCIATES, LLC (9/30/2004)

                                                      TITLE OF                     MARKET VALUE    SHARE/PRN    SHARE    PUT/
NAME OF ISSUER                                          CLASS       CUSIP           (USD)(X1,000)     AMOUNT     /PRN    CALL

AUTONATION, INC.CMN                                      COM       05329W102            5,327         311,876    SH
AUTOZONE, INC.CMN                                        COM       053332102           14,562         188,500    SH
BERKSHIRE HATHAWAY INC CL-A(DEL) CLASS A                 COM       084670108            3,813              44    SH
CBRL GROUP INCCMN                                        COM       12489V106           33,889         939,283    SH
CNA FINCL.CORP.CMN                                       COM       126117100            2,322          96,700    SH
CAMPBELL SOUP COCMN                                      COM       134429109            3,344         127,200    SH
CARDINAL HEALTH INCCMN                                   COM       14149Y108            3,388          77,400    SH
CARMAX INCCMN                                            COM       143130102            5,741         266,400    SH
CHOICE HOTELS INTL INCCMN                                COM       169905106              605          10,500    SH
COMMERCE BANCORP INC N.J.CMN                             COM       200519106            1,341          24,300    SH
CONSOLIDATED GRAPHICS INCCMN                             COM       209341106            3,799          90,663    SH
DEB SHOPS INCCMN                                         COM       242728103            3,096         126,900    SH
DOVER CORPORATIONCMN                                     COM       260003108            1,100          28,300    SH
GOLDEN WEST FINANCIAL CORPCMN                            COM       381317106            1,371          12,353    SH
HEALTH MANAGEMENT ASSOC. CL ACMN CLASS A                 COM       421933102            1,735          84,900    SH
H.J.HEINZ CO.CMN                                         COM       423074103            5,000         138,800    SH
IHOP CORP NEWCMN                                         COM       449623107            7,424         194,300    SH
INTL SPEEDWAY CORP-CL ACMN CLASS A                       COM       460335201            7,779         155,900    SH
KMART HOLDING CORPORATONCMN                              COM       498780105           10,653         121,788    SH
LIMITED BRANDS, INC.CMN                                  COM       532716107            4,556         204,400    SH
MBIA INCCMN                                              COM       55262C100            3,596          61,776    SH
MARTHA STEWART LIVINGOMNIMEDIA INC CL-A CLASS A          COM       573083102            3,076         195,938    SH
MERCHANTS BANCSHARES INCCMN                              COM       588448100              334          11,600    SH
MERCURY GENERAL CORPORATIONCMN                           COM       589400100           47,541         898,867    SH
MET-PRO CORPORATIONCMN                                   COM       590876306              451          34,266    SH
MOHAWK INDUSTRIES INCCOMMON STOCK                        COM       608190104            2,636          33,200    SH
PAPA JOHN'S INTERNATIONAL INC.CMN                        COM       698813102            4,645         151,400    SH
PIER 1 IMPORTS INC (DELAWARE)CMN                         COM       720279108            4,591         253,900    SH
PRE PAID LEGAL SERVICES INCCMN                           COM       740065107            3,498         136,200    SH
REPUBLIC SERVICES INCCMN                                 COM       760759100            3,729         125,300    SH
SNAP-ON INCCMN                                           COM       833034101            8,420         305,500    SH
STUDENT LOAN CORPCMN                                     COM       863902102              955           6,739    SH
UTAH MEDICAL PRODS INC.CMN                               COM       917488108              463          25,700    SH
WEYCO GROUP INCCMN                                       COM       962149100              389          10,500    SH
KERZNER INTERNATIONAL LTDCMN                             COM       P6065Y107            2,893          65,800    SH

                                                                                      208,062

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